Segments and Geographical Information (Tables)	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
Schedule of revenues, gross profit and assets for the operating segments	Revenues, gross profit, and assets for the operating segments for the years 2023, 2022 and 2021 were as follows:
	RFID Division	Intelligent Robotics	Supply Chain Solutions	Intercompany	Consolidated
2023
Revenues from external customers	$13,713	$1,742	$28,845	$(121)	$44,179
Gross profit	$3,179	$185	$5,845	$-	$9,209
Allocated operating expenses	$2,150	$258	$3,675	$-	$6,083
Unallocated operating expenses					$676
Operating Income (loss)	$1,029	$(73)	$2,170	$-	$2,450
Financial expenses					$441
Income before taxes on income					$2,009
Tax on income					$4
Net Income					$2,005

2022
Revenues from external customers	$15,318	$961	$25,232	$-	$41,511
Gross profit	$3,778	$(159)	$5,441	$-	$9,060
Allocated operating expenses	$2,535	$425	$3,450	$-	$6,410
Unallocated operating expenses					$721
Operating Income (loss)	$1,243	$(584)	$1,991	$-	$1,929
Financial expenses					$647
Income before taxes on income					$1,282
Tax on income					$6
Net Income					$1,276

2021
Revenues from external customers	$13,192	$1,576	$19,008	$(142)	$33,634
Gross profit	$3,338	$(460)	$3,708	$-	$6,586
Allocated operating expenses	$2,300	$573	$2,497	$-	$5,370
Unallocated operating expenses					$699
Operating Income (loss)	$1,038	$(1,033)	$1,211	$-	$517
Financial expenses					$105
Income before taxes on income					$412
Tax on income					$(39)
Net Income					$451

Schedule of total revenues and long-lived assets	The following presents total revenues for the years 2023, 2022 and 2021 based on the location of customers, and long-lived assets based on major geographic areas in which the Company operates:
	Year ended December 31,
	2023		2022		2021
	Total	Long-lived	Total	Long-lived	Total	Long-lived
	revenues	assets *	revenues	assets *	revenues	assets *

Israel	$38,125	3,268	34,295	3,270	$25,662	$1,097
East Asia	1,331	-	2,239	-	3,494	-
India	1,726	-	1,225	-	1,701	-
America	1,433	-	2,825	-	2,032	-
Europe	1,513	-	622	-	555	-
Rest of the world	51	-	305	-	190	-
	$44,179	3,268	41,511	3,270	$33,634	$1,097
(*)	Long-lived assets balance comprised of property and equipment (it does not include intangible assets and goodwill).